                       NATIONWIDE VARIABLE INSURANCE TRUST
                 Nationwide NVIT Global Financial Services Fund
                   Nationwide NVIT Global Health Sciences Fund
            Nationwide NVIT Global Technology and Communications Fund
                       Gartmore NVIT Global Utilities Fund

                       Supplement Dated September 18, 2007
                       to the Prospectus dated May 1, 2007

On  September  17,  2007,  Aberdeen  Asset  Management  Inc.   ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust  (collectively,  "Nationwide")  entered into a definitive Purchase
Agreement  under which  Aberdeen  agreed to purchase from  Nationwide the active equity portfolio  management business of Nationwide Fund Advisors and Nationwide
SA Capital Trust (the "Transaction").  Portfolio managers,  analysts and support personnel are included in the Transaction,  as well as resources and technology.
The Transaction is expected to close by October 1, 2007.

Nationwide  Fund  Advisors  is the  investment  adviser to  Nationwide  Variable
Insurance Trust (the "Trust").  Upon the closing of the Transaction,  Nationwide
Fund Advisors will  continue to serve as  investment  adviser to the Trust,  and
Aberdeen  will serve as  subadviser  to the  Nationwide  NVIT  Global  Financial
Services Fund,  Nationwide  NVIT Global Health Sciences Fund and Nationwide NVIT
Global  Technology and  Communications  Fund (the "Funds").  At a meeting of the
Board of Trustees of the Trust held on June 13, 2007,  the Board  approved a new subadvisory  agreement with  Aberdeen,  in reliance upon the Manager of Managers exemptive  order  the  Trust  has  obtained  from the SEC.  The new  subadvisory agreement with  Aberdeen,  which is not affiliated  with  Nationwide,  will take effect immediately upon the closing of the Transaction and will ensure continued
provision of direct portfolio  management  advisory  services to the Funds. Each
Fund's  portfolio  managers,   investment  objective  and  principal  strategies
currently are expected to remain the same after the closing of the  Transaction.
The  Funds'  investment  advisory  fees also will not  change as a result of the
Transaction,   since   Nationwide  Fund  Advisors  will  pay  Aberdeen  for  its
subadvisory services.

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                       NATIONWIDE VARIABLE INSURANCE TRUST
                           Nationwide NVIT Growth Fund
                       Nationwide NVIT Mid Cap Growth Fund
                              NVIT Nationwide Fund

                       Supplement Dated September 18, 2007
                       to the Prospectus dated May 1, 2007

On  September  17,  2007,  Aberdeen  Asset  Management  Inc.   ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust  (collectively,  "Nationwide")  entered into a definitive Purchase
Agreement  under which  Aberdeen  agreed to purchase from  Nationwide the active equity portfolio  management business of Nationwide Fund Advisors and Nationwide
SA Capital Trust (the "Transaction").  Portfolio managers,  analysts and support personnel are included in the Transaction,  as well as resources and technology.
The Transaction is expected to close by October 1, 2007.

Nationwide  Fund  Advisors  is the  investment  adviser to  Nationwide  Variable
Insurance Trust (the "Trust").  Upon the closing of the Transaction,  Nationwide
Fund Advisors will  continue to serve as  investment  adviser to the Trust,  and
Aberdeen  will serve as subadviser  to the  Nationwide  NVIT Growth Fund and the
NVIT Nationwide Fund (the "Funds"). At a meeting of the Board of Trustees of the
Trust held on June 13, 2007, the Board approved a new subadvisory agreement with
Aberdeen, in reliance upon the Manager of Managers exemptive order the Trust has obtained from the SEC. The new subadvisory agreement with Aberdeen, which is not affiliated with Nationwide, will take effect immediately upon the closing of the
Transaction and will ensure continued  provision of direct portfolio  management advisory  services to the Funds.  Each  Fund's  portfolio  managers,  investment objective  and  principal  strategies  currently are expected to remain the same after the closing of the Transaction.  The Funds' investment  advisory fees also will not change as a result of the  Transaction,  since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

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                       NATIONWIDE VARIABLE INSURANCE TRUST
                          NVIT Nationwide Leaders Fund
                    Nationwide NVIT U.S. Growth Leaders Fund
                      Gartmore NVIT Worldwide Leaders Fund

                       Supplement Dated September 18, 2007
                       to the Prospectus dated May 1, 2007

On  September  17,  2007,  Aberdeen  Asset  Management  Inc.   ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust  (collectively,  "Nationwide")  entered into a definitive Purchase
Agreement  under which  Aberdeen  agreed to purchase from  Nationwide the active equity portfolio  management business of Nationwide Fund Advisors and Nationwide
SA Capital Trust (the "Transaction").  Portfolio managers,  analysts and support personnel are included in the Transaction,  as well as resources and technology.
The Transaction is expected to close by October 1, 2007.

Nationwide  Fund  Advisors  is the  investment  adviser to  Nationwide  Variable
Insurance Trust (the "Trust").  Upon the closing of the Transaction,  Nationwide
Fund Advisors will  continue to serve as  investment  adviser to the Trust,  and
Aberdeen will serve as subadviser  to the NVIT  Nationwide  Leaders Fund and the
Nationwide  NVIT U.S.  Growth  Leaders Fund (the  "Funds").  At a meeting of the
Board of Trustees of the Trust held on June 13, 2007,  the Board  approved a new subadvisory  agreement with  Aberdeen,  in reliance upon the Manager of Managers exemptive  order  the  Trust  has  obtained  from the SEC.  The new  subadvisory agreement with  Aberdeen,  which is not affiliated  with  Nationwide,  will take effect immediately upon the closing of the Transaction and will ensure continued
provision of direct portfolio  management  advisory  services to the Funds. Each
Fund's  portfolio  managers,   investment  objective  and  principal  strategies
currently are expected to remain the same after the closing of the  Transaction.
The  Funds'  investment  advisory  fees also will not  change as a result of the
Transaction,   since   Nationwide  Fund  Advisors  will  pay  Aberdeen  for  its
subadvisory services.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       NATIONWIDE VARIABLE INSURANCE TRUST
               Nationwide Multi-Manager NVIT Small Cap Growth Fund
               Nationwide Multi-Manager NVIT Small Cap Value Fund
                Nationwide Multi-Manager NVIT Small Company Fund

                       Supplement Dated September 18, 2007
                       to the Prospectus dated May 1, 2007

On  September  17,  2007,  Aberdeen  Asset  Management  Inc.   ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust  (collectively,  "Nationwide")  entered into a definitive Purchase
Agreement  under which  Aberdeen  agreed to purchase from  Nationwide the active equity portfolio  management business of Nationwide Fund Advisors and Nationwide
SA Capital Trust (the "Transaction").  Portfolio managers,  analysts and support personnel are included in the Transaction,  as well as resources and technology.
The Transaction is expected to close by October 1, 2007.

Nationwide  Fund  Advisors  is the  investment  adviser to  Nationwide  Variable
Insurance Trust (the "Trust").  Upon the closing of the Transaction,  Nationwide
Fund Advisors will  continue to serve as  investment  adviser to the Trust,  and
Aberdeen will serve as  subadviser  to the portions of Nationwide  Multi-Manager
NVIT Small Cap Value Fund and Nationwide  Multi-Manager  NVIT Small Company Fund
that currently are directly  managed by Nationwide  Fund Advisors (the "Funds").
At a meeting of the Board of  Trustees of the Trust held on June 13,  2007,  the
Board approved a new subadvisory  agreement with Aberdeen,  in reliance upon the
Manager of Managers exemptive order the Trust has obtained from the SEC. The new subadvisory  agreement with Aberdeen,  which is not affiliated with  Nationwide, will take effect immediately upon the closing of the Transaction and will ensure continued  provision of direct  portfolio  management  advisory  services to the
Funds.  Each Fund's  portfolio  managers,  investment  objective  and  principal strategies  currently  are  expected to remain the same after the closing of the
Transaction.  The  Funds'  investment  advisory  fees also will not  change as a result of the Transaction,  since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE